INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Effective tax rate	14.00%	16.00%
Operating loss carry forwards	$ 54,924		$ 40,349
Deferred tax assets, operating loss carryforwards, subject to expiration	$ 31,319		19,262
Operating loss carryforwards, limitations on use	begin to expire within four years
Valuation allowance	$ 7,767		$ 4,889